Capital Stock (Details)			12 Months Ended
	Jan. 24, 2024 $ / shares shares	Nov. 08, 2023 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 15, 2025 USD ($)	Aug. 07, 2025 Vote shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 10, 2024 $ / shares shares	Nov. 15, 2024 USD ($) $ / shares shares
Capital Stock [Line Items]
Shares authorized						136,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.000375
Authorized share capital (in Dollars) | $		$ 51,000
Shares issued						3,761,701
Shares outstanding						3,761,701
Divided shares		8
Ordinary shares value | $						$ 1,410
Reverse stock split			On November 15, 2024, our shareholders approved a share consolidation (reverse stock split) of the Company at a ratio ranging from 1-for-1.5 to 1-for-10 ordinary shares, as a result of which the Company’s authorized share capital was changed to US$51,000 divided into136,000,000 Ordinary Shares with a par value of US$0.000375 each.
Stock Repurchased During Period, Shares			196,500
Stock Redeemed or Called During Period, Value | $			$ 1,143,557
Reverse Stock Split [Member]
Capital Stock [Line Items]
Shares authorized								136,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.000375
Authorized share capital (in Dollars) | $								$ 51,000
Cayman Islands [Member]
Capital Stock [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.000375
Ordinary Shares [Member]
Capital Stock [Line Items]
Shares authorized			50,000,000					3,140,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000375		$ 0.0001				$ 0.000375	$ 0.000375
Shares issued	31,400,000	3					10
Shares outstanding	31,400,000	3					10
Shares redesignated					136,000,000
Shares issued redesignated					3,761,701
Ordinary shares value | $								$ 1,178
Ordinary Shares [Member] | Cayman Islands [Member]
Capital Stock [Line Items]
Shares authorized			50,000,000
Ordinary Shares [Member] | Maximum [Member]
Capital Stock [Line Items]
Shares authorized			31,400,000
Ordinary Shares [Member] | Minimum [Member]
Capital Stock [Line Items]
Shares authorized			3,140,000
Class A Ordinary Shares [Member]
Capital Stock [Line Items]
Shares authorized			133,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.000375
Shares issued			1,652,701
Shares outstanding			1,456,201
Vote per share | Vote					1
Shares redesignated					133,000,000
Shares issued redesignated					1,652,701
Ordinary shares value | $			$ 615
Share repurchase program, authorized amount | $				$ 5,000,000
Class B Ordinary Shares [Member]
Capital Stock [Line Items]
Shares authorized			3,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.000375
Shares issued			2,109,000
Shares outstanding			2,109,000
Vote per share | Vote					20
Shares redesignated					3,000,000
Shares issued redesignated					2,109,000
Ordinary shares value | $			$ 795
Share Split [Member] | Ordinary Shares [Member]
Capital Stock [Line Items]
Shares issued	1,400,000
Shares outstanding	1,400,000
Number of share split	30,000,000